SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Current portion	$ 362,720	$ 218,011
Long term portion	298,961	314,391
Total operating lease liabilities	$ 661,681	$ 532,402